CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,488	$ 12,210	$ 9,045
Income and expense items not involving cash flows:
Depreciation	2,144	1,519	1,254
Stock-based compensation	2,534	1,731	1,169
Amortization of acquired intangible assets	714	782	796
Impairment of goodwill	0	939	0
Impairment of acquired intangible assets	0	55	0
Severance pay, net	399	373	334
Gain on marketable securities	(146)	(94)	(59)
Other	13	11	8
Changes in operating assets and liabilities:
Trade receivables	1,586	(9,123)	2,155
Deferred taxes	(540)	1,310	940
Other receivables	(104)	(443)	(669)
Accounts payable and accrued expenses	2,928	1,034	955
Deferred revenues	(807)	1,623	441
Net cash provided by operating activities	16,209	11,927	16,369
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment	(2,490)	(2,018)	(1,517)
Decrease (Increase) in deposits, net	(1,595)	(11,969)	681
Investments in marketable securities	(7,459)	(8,298)	(8,451)
Proceeds from sales of marketable securities	2,915	5,286	2,003
Net cash used in investing activities	(8,629)	(16,999)	(7,284)
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividend paid	(10,120)	(7,481)	0
Employee options exercised	650	1,487	1,070
Net cash provided by (used in) financing activities	(9,470)	(5,994)	1,070
Increase (decrease) in cash and cash equivalents	(1,890)	(11,066)	10,155
Cash and cash equivalents at beginning of year	14,683	25,749	15,594
Cash and cash equivalents at end of year	12,793	14,683	25,749
Supplemental cash flow information:
Cash paid for taxes	692	713	133
Cash paid for interest	$ 1	$ 4	$ 4